Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant and Equipment

	December 31, 2012	December 31, 2013
Buildings	799,628	664,687
Plant and machinery	2,184,660	1,894,498
Furniture, fixtures and office equipment	32,057	33,124
Motor vehicles	7,185	7,330

	3,023,530	2,599,639
Less: accumulated depreciation	(734,927)	(984,827)
Construction in progress	798,690	561,140

	3,087,293	2,175,952